Basic and Diluted Earnings Per Share (Details) - shares		12 Months Ended
	Aug. 27, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and Diluted Earnings Per Share [Line Items]
Reverse stock split	shares
Weighted average number of potential ordinary shares		679,920	584,350